INVESTMENT IN A FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT, AT CONTRACT VALUE (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment in a fully benefit-responsive investment contract, at contract value	$ 56,557,625	$ 69,267,664
EBP, Traditional Guaranteed Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment in a fully benefit-responsive investment contract, at contract value	$ 56,557,625	$ 69,267,664